Risk Lose Money [Member] Investment Objectives and Goals - S000010615 [Member]	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia High Yield Municipal Fund (the Fund) seeks total return, consisting of current income exempt from federal income tax and capital appreciation.